Derivative Financial Instruments (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Derivative financial instruments	$ 1,338,491	$ 1,518,249	$ 1,518,249	$ 1,190,073
Interest rate swaps [Member]
Statement Line Items [Line Items]
Derivative financial instruments		$ 1,518,249		$ 1,190,073